Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Trade accounts receivable	$ 211,547	$ 233,749
Allowance for doubtful accounts	(1)	(5)	$ (20)	$ (569)
Accounts receivable, net	$ 211,546	$ 233,744